Cover	May 31, 2023
Cover [Abstract]
Entity Registrant Name	Via Renewables, Inc.
Entity Central Index Key	0001606268
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 31, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-36559
Entity Tax Identification Number	46-5453215
Entity Address Address Line 1	12140 Wickchester Ln
Entity Address Address Line 2	Suite 100
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77079
City Area Code	713
Local Phone Number	600-2600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.01 per share
Trading Symbol	VIA
Security Exchange Name	NASDAQ